SCHEDULE OF COMPENSATION TO RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 60,000	$ 87,490
Wenbo Wang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 15,000	$ 25,000
Wanli Wang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 15,000	$ 20,830
Jing Zhang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash		$ 20,830
Na Wang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash		$ 20,830
Jonathan Zhang [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 15,000
Huijie Gao [Member]
Related Party Transaction [Line Items]
Compensation issued shares
Compensation cash	$ 15,000